Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2018	Aug. 15, 2018
Document And Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	ZZLL INFORMATION TECHNOLOGY, INC
Entity Central Index Key	0001365357
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		20,277,448